Income tax and social contribution (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax and social contribution
Loss before income tax and social contribution		R$ (332,812)	R$ (65,469)	R$ (29,470)
Basic rate		34.00%	34.00%	34.00%
Income tax and social contribution		R$ 113,156	R$ 22,259	R$ 10,020
Tax incentives		5,000	0	0
Tax loss carryforward not recorded from subsidiaries	[1]	(6,794)	(6,185)	(1,900)
IPO Bonus		(1,345)	(15,967)	0
Earn-out adjustment		0	20,730	0
Others		(6,803)	(14)	(81)
Goodwill impairment		(13,427)	0	0
Total Income Tax and Social Contribution		R$ 89,787	R$ 20,823	R$ 8,039
Effective rate		26.98%	31.81%	27.28%

[1]	For certain subsidiaries of Rodati Motor Corporation no deferred tax assets were recognized from temporary differences and tax loss carryforward in the amount of R$624 as of December 31, 2022 (R$ 7,365 as of December 31, 2021) because it is not probable that future taxable profit will be available against which the Company can use the benefits.